INCOME TAXES (Summary of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Tax goodwill	$ 557	$ 605
Basis difference in partnership interest	851	417
Unrealized losses	378	44
Stock-based compensation	173	216
New York City unincorporated business tax credit carryforward	700	512
Other items	118	207
Total deferred tax assets	2,777	2,001
Deferred tax liabilities
Accrued fee income	89	147
Other items	3	55
Total deferred tax liabilities	92	202
Net deferred tax assets	$ 2,685	$ 1,799